WARRANTS (Details Narrative) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Warrants and Rights Outstanding, Term	5 years	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01	$ 0.01
Description of sale price of common stock	the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders	Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders